ASSETS HELD FOR SALE (Tables)	3 Months Ended
Mar. 31, 2022
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	3/31/2022	12/31/2021
Investment	1,033,184	387,690
Total assets classified as held for sale	1,033,184	387,690

Other liabilities	169,383	168,381
Total liabilities classified as held for sale	169,383	168,381

Schedule of details of SPEs held for sale

	3/31/2022	12/31/2021
Generation
Chapada Piaui I	124,484	124,484
Chapada Piauí II	164,847	164,847
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T (a)	648,271	—
Transmission
Livramento Holding S.A. (b)	95,582	98,359
Total Asset	1,033,184	387,690

Generation
Livramento Holding S.A. (b)	169,383	168,381
Total Liabilities	169,383	168,381
(a)	In March 2022, Eletrobras classified CEEE-T as held for sale after the company met the criteria of IFRS 5 – Non-current Assets Held for Sale and Discontinued Operation. For further details, see Notes 16 and 38.2.
(b)	The net liability of Livramento Holding is comprised by the liability of R$ 169,383 less assets of R$ 95,582, amounting to R$ 73,801.